Commitments and contingencies (Details)	Jun. 30, 2015 USD ($)
Other Commitments [Line Items]
2015	$ 78,947,444
2016	28,818
Total	78,976,262
Vessels Under Construction [Member]
Other Commitments [Line Items]
2015	78,690,000
2016	0
Total	78,690,000
Loan Commitment Fees [Member]
Other Commitments [Line Items]
2015	213,981
2016	0
Total	213,981
Office Space [Member]
Other Commitments [Line Items]
2015	43,463
2016	28,818
Total	$ 72,281